Note 22 Deposits from debt certificates (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		€ 81,842	€ 69,867	€ 68,707
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		42,070	37,118	44,622
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		5,379	1,360	5,416
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		15,860	17,788	16,256
Issued in euros [Member] | Covered bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		3,371	5,825	6,734
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost	[1]	1,160	519	800
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		3,203	2,201	2,168
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		3,688	1,030	6,182
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		9,409	8,395	7,066
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		3,750	2,750	3,000
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		5,659	5,645	4,066
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		39,773	32,748	24,086
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		2,781	2,962	336
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		13,302	12,136	8,684
issued in foreign currency [Member] | Covered bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		94	95	99
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost	[1]	7,914	5,327	4,722
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		0	0	0
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		4,142	1,067	1,479
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		11,540	11,161	8,766
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		2,553	2,888	2,715
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt instruments issued at amortised cost		€ 8,986	€ 8,273	€ 6,051

[1]	(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.